Redeemable noncontrolling interests	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Redeemable noncontrolling interests
Redeemable noncontrolling interests
Noncontrolling interest exists in entities majority owned by us, which are carried at fair value as the noncontrolling interests contain certain rights, whereby we may acquire and the minority shareholders may sell to us the additional shares of the companies. A reconciliation of redeemable noncontrolling interest for the years ended December 31, 2015 and December 31, 2016 is as follows:

	Year ended December 31,
(in thousands)	2015	2016
Balance, beginning of the period	€0	€2,076
Acquisition of redeemable noncontrolling interests	2,230	0
Net loss attributable to noncontrolling interests	(239)	(995)
Fair value adjustments through members’ equity	239	995
Currency translation adjustments and other	(154)	129
Change in ownership of noncontrolling interest	—	€(1,854)
Balance, end of period	€2,076	€351

For information on redeemable noncontrolling interest acquired during 2015, see Note 3 - Acquisitions.
As of December 31, 2015, the fair value of the redeemable noncontrolling interest has been adjusted by €239 thousand for the net loss attributable to noncontrolling interest. A fair value adjustment has been recorded of €239 thousand to reflect the fair value of the noncontrolling interest for the year ended December 31, 2015.
As of December 31, 2016, the fair value of the redeemable noncontrolling interest has been adjusted by €995 thousand for the net loss attributable to the noncontrolling interest in myhotelshop and the noncontrolling interest in base7 through the date of acquisition. A total fair value adjustment has been recorded of €995 thousand to reflect the fair value of the noncontrolling interests for the year ended December 31, 2016. On December 22, 2016, we acquired the remaining noncontrolling interest in base7. As the change in ownership interest does not result in a loss of control, the acquisition is considered an equity transaction. Consequently, we have eliminated the redeemable noncontrolling interest of base7 and changes in redeemable noncontrolling interest due to attributed earnings and foreign exchange gains/losses as of December 22, 2016.